UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number   811-03714
                                               -------------------

                 Phoenix-Goodwin California Tax Exempt Bond Fund
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Matthew A. Swendiman, Esq.           John R. Flores, Esq.
  Counsel & Chief Legal Officer for    Vice President, Litigation/Employment
  Registrant                           Counsel
  Phoenix Life Insurance Company       Phoenix Life Insurance Company
  One American Row                     One American Row
  Hartford, CT  06102                  Hartford, CT  06102
  ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                       Date of fiscal year end: April 30
                                               ---------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Phoenix-Goodwin California Tax Exempt Bond Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                            STANDARD &   PAR
                                             POOR'S     VALUE
                                             RATING     (000)        VALUE
                                            ---------- ------    ---------------

MUNICIPAL TAX-EXEMPT BONDS--96.0%

DEVELOPMENT REVENUE--6.9%
Los Angeles County Public Works
  Financing Authority 5.50%, 10/1/12
  (MBIA/IBC Insured)                           AAA     $1,500    $ 1,640,955
San Diego Redevelopment Agency
  Series B 5.35%, 9/1/24 (AMBAC
  Insured)                                     AAA      1,000      1,083,750
Santa Clara Redevelopment Agency Tax
  Allocation 5%, 6/1/22 (MBIA Insured)         AAA      1,000      1,070,910
                                                                 -----------
                                                                   3,795,615
                                                                 -----------
GENERAL OBLIGATION--16.8%
California State 5.50%, 4/1/08 (MBIA
  Insured)                                     AAA      1,500      1,641,165
California State 5%, 2/1/20                    A          750        801,510
Los Angeles Unified School District
  Election of 1997 Series E 5.125%,
  1/1/27 (MBIA Insured)                        AAA      1,000      1,066,880
Lucia Mar Unified School District Election
  2004 Series A 5%, 8/1/27 (FGIC Insured)      Aaa(d)   1,000      1,057,290
Santa Clara Unified School District 5.50%,
  7/1/20 (FGIC Insured)                        AAA      1,000      1,117,080
Walnut Valley Unified School District
  Series A 0%, 8/1/19 (MBIA Insured)           AAA      5,095      2,317,206
West Contra Costa Unified School District
  Series A 5.45%, 2/1/18 (MBIA Insured)        AAA      1,060      1,239,246
                                                                 -----------
                                                                   9,240,377
                                                                 -----------

GENERAL REVENUE--13.4%
Anaheim Public Financing Authority
  Series C 6%, 9/1/16 (FSA Insured)            AAA      2,600      3,167,164
Fontana Public Financing Authority Tax
  Allocation 5%, 10/1/29 (AMBAC Insured)(e)    AAA      1,000      1,054,050
Orange County Recovery Certificates of
  Participation Series A 5.80%, 7/1/16
  (MBIA Insured)(c)                            AAA      1,500      1,600,845


                                            STANDARD &   PAR
                                             POOR'S     VALUE
                                             RATING     (000)        VALUE
                                            ---------- ------    ---------------

MUNICIPAL TAX-EXEMPT BONDS (continued)

GENERAL REVENUE (CONTINUED)
Pomona Certificates of Participation
  5.50%, 6/1/28 (AMBAC Insured)                AAA     $1,365    $ 1,511,382
                                                                 -----------
                                                                   7,333,441
                                                                 -----------

MEDICAL REVENUE--2.1%
California State Public Works Board
  Department of Mental Health Series A
  5.50%, 6/1/16                                A-       1,000      1,129,900

MULTIFAMILY REVENUE--3.1%
Los Angeles Community Redevelopment Agency
  Series A 6.55%, 1/1/27 (AMBAC/FHA Insured)   AAA      1,655      1,696,243

POWER REVENUE--8.8%
Los Angeles Water and Power System Series
  A-A-2 5.375%, 7/1/21 (MBIA Insured)          AAA      2,000      2,213,620
Northern California Power Agency Series A
  5.20%, 7/1/32 (MBIA Insured)                 AAA      1,120      1,187,659
Sacramento Cogeneration Authority Project
  6.375%, 7/1/10                               BBB        500        518,155
Southern California Public Power Authority
  5.50%, 7/1/20                                A          915        917,471
                                                                 -----------
                                                                   4,836,905
                                                                 -----------

PRE-REFUNDED--36.5%
Covina Community Redevelopment Agency
  8.80%, 1/1/08(b)                             NR         435        485,238
Huntington Park Redevelopment Agency
  Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS
  Insured)(b)                                  AAA      2,400      3,538,416
Los Angeles Harbor Department 7.60%,
  10/1/18(b)                                   AAA      1,035      1,312,483
M-S-R Public Power Agency Series D 6.75%,
  7/1/20 (MBIA Insured)(b)                     AAA      3,325      4,087,157
Northern California Power Agency 7.50%,
  7/1/23 Prerefunded 7/1/21 @ 100 (AMBAC
  Insured)                                     AAA        195        272,801

Phoenix-Goodwin California Tax Exempt Bond Fund

                                            STANDARD &   PAR
                                             POOR'S     VALUE
                                             RATING     (000)        VALUE
                                            ---------- ------    ---------------

MUNICIPAL TAX-EXEMPT BONDS (continued)

PRE-REFUNDED (CONTINUED)
Pomona Unified School District General
  Obligation Series C 5.60%, 8/1/12
  (MBIA Insured)(b)                            AAA     $1,500    $ 1,750,155
Riverside County Single Family Revenue
  Issue B 8.625%, 5/1/16 (GNMA
  Collateralized)(b)                           AAA        700      1,010,681
Riverside County Single Family Revenue
  Series A 7.80%, 5/1/21 (GNMA
  Collateralized)(b)(c)                        AAA      4,000      5,713,440
Sacramento Cogeneration Authority Project
  6.375%, 7/1/10 Prerefunded 7/1/05 @102       AAA        500        519,030
Torrance Hospital (Little Co. of Mary
  Hospital) Series A 7.10%, 12/1/15
  Prerefunded 12/1/05 @100                     AAA      1,300      1,354,106
                                                                 -----------
                                                                  20,043,507
                                                                 -----------
WATER & SEWER REVENUE--8.4%
Delta Diablo Sanitation District
  Certificates of Participation 0%,
  12/1/16 (MBIA Insured)                       AAA      1,070        646,162
Los Angeles Wastewater System Series D
  4.70%, 11/1/17 (FGIC Insured)                AAA      2,885      2,917,514
Metropolitan Water District Southern
  California Waterworks Series B-3 5%,
  10/1/29 (MBIA Insured)                       AAA      1,000      1,056,430
                                                                 -----------
                                                                   4,620,106
                                                                 -----------

--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $47,419,126)                                     52,696,094
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $47,419,126)                                     52,696,094
--------------------------------------------------------------------------------

                                            STANDARD &   PAR
                                             POOR'S     VALUE
                                             RATING     (000)        VALUE
                                            ---------- ------    ---------------

SHORT-TERM INVESTMENTS--4.3%

COMMERCIAL PAPER--4.3%
Alpine Securitization Corp.
  2.55%, 2/1/05                                A-1     $2,340    $ 2,340,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,340,000)                                       2,340,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $49,759,126)                                     55,036,094(a)

Other assets and liabilities, net--(0.3)%                           (139,880)
                                                                 ---------------
NET ASSETS--100.0%                                               $54,896,214
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,279,302 and gross depreciation of $2,334 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $49,759,126.
(b) Escrowed to maturity.
(c) All or a portion segregated as collateral for futures contracts and when-issued security.
(d) As rated by Moody's or Fitch.
(e) When-issued security.

    At January 31, 2005, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 96%.

    At January 31, 2005, 83% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 39% and GNMA 12%.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
    As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FUTURES CONTRACTS
    A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

At January 31, 2005, Phoenix-Goodwin California Tax Exempt Bond Fund had entered into futures contracts as follows:

                                                Value of                           Net
                                    Number      Contracts         Market           Unrealized
                  Expiration        of          when              Value of         Appreciation
Description       Date              Contracts   Opened            Contracts        (Depreciation)
                  -------------------------------------------------------------------------------
Ten Year
U.S. Treasury
Notes             March '05          (5)        $ (553,750)       $ (561,328)      $  (7,578)

Twenty Year
U.S. Treasury
Bonds             March '05         (20)        (2,198,695)       (2,296,875)        (98,180)
---------------------------------------------------------------------------------------------
                                    (25)        (2,752,445)       (2,858,203)       (105,758)
                                    =============================================================

D. REPURCHASE AGREEMENTS
    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date. The Fund maintains collateral for the securities purchased.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix-Goodwin California Tax Exempt Bond Fund
            --------------------------------------------------------------------


By (Signature and Title)*   /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         -------------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.